SCHEDULE OF OTHER PAYABLES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Payables and Accruals [Abstract]
Payroll payable	$ 1,260,439	$ 1,212,196
Deposits	8,262	981
Other	472,107	534,030
Other payables and other current liabilities	$ 1,740,808	$ 1,747,207